Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Details of information relating to lease
Supplemental balance sheet information related to the leases are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
ROU assets	891,744	554,061
Operating lease liabilities—current	136,435	80,868
Operating lease liabilities—non-current	832,928	689,259
Weighted-average remaining lease term	10.28	9.99
Weight-average discount rate	4.89%	4.89%

Details of component of lease cost
The components of lease costs of these operating leases for the years ended December 31, 2022 and 2023 are as follow:

	Year Ended December 31,
	2022	2023
	RMB	RMB
Operating lease cost for fixed payments	260,361	147,260
Short-term lease costs	66,929	61,487
Variable lease costs	10,288	52,442
Total Lease costs	337,578	261,189

Summary of supplemental cash flow information
The following table provides supplemental cash flow information related to leases:

	Year Ended December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	332,135	165,828

Summary of Maturities of lease liabilities
The following table provides the maturities of lease liabilities at December 31, 2023:

Maturities of lease liabilities at December 31, 2023	Operating leases
2024	104,076
2025	78,513
2026	63,306
2027	61,543
2028	77,155
2029 and thereafter	543,098

Total future undiscounted lease payments	927,691
Less: imputed interest	157,564

Total present value of lease liabilities	770,127